Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Schedule of intangible assets, net

	As of December 31, 2011			As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Copyrights	71,586,613	(24,213,208)	47,373,405	89,661,251	(41,138,545)	—	48,522,706
Game engine	35,649,330	(10,703,646)	24,945,684	36,817,757	(17,854,089)	—	18,963,668
Non-compete agreements	27,919,584	(18,983,614)	8,935,970	27,899,685	(25,270,010)	—	2,629,675
Trade mark	58,981,805	(15,341,378)	43,640,427	58,937,020	(15,341,378)	(1,649,923)	41,945,719
Customer relationship	7,213,530	(7,213,530)	—	7,213,530	(7,213,530)	—	—
Completed game	65,239,189	(14,209,978)	51,029,211	79,392,785	(31,166,571)	(2,122,400)	46,103,814
IPR&D	62,600,828	—	62,600,828	48,194,596	—	—	48,194,596
Online game development costs	42,019,604	(7,810,565)	34,209,039	47,895,378	(16,558,170)	(9,079,456)	22,257,752
Others	1,673,000	(1,214,075)	458,925	1,673,000	(1,277,375)	—	395,625

Total	372,883,483	(99,689,994)	273,193,489	397,685,002	(155,819,668)	(12,851,779)	229,013,555

Schedule of estimated amortization expenses for intangible assets

	For the years ended December 31,
	2013	2014	2015	2016	2017 and thereafter
	RMB	RMB	RMB	RMB	RMB
Amortization expenses	55,407,160	50,310,279	37,898,519	22,465,535	21,243,991